Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	€ 8,149	€ 9,583	€ 10,852	€ 13,987
Other provisions
Disclosure of other provisions [line items]
Provisions	4,073	4,423	4,425	€ 5,508
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	679	564	600
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,094	1,104	1,163
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	349	745	395
Regulatory framework-related provisions
Disclosure of other provisions [line items]
Provisions	19	36	69
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	641	749	810
Other
Disclosure of other provisions [line items]
Provisions	990	897	951
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,243	1,339	1,475
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Provisions	€ 301	€ 328	€ 437